CONCENTRATIONS - Insurance carriers (Details) - item	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Supplier Concentration Risk
Concentration Risk
Number of suppliers	0	0
Revenue | Customer concentration | A
Concentration Risk
Concentration of risk	49.00%
Concentration of risk		0.00%
Revenue | Customer concentration | B
Concentration Risk
Concentration of risk	15.00%
Concentration of risk		0.00%
Revenue | Customer concentration | C
Concentration Risk
Concentration of risk		0.00%
Concentration of risk	15.00%
Revenue | Customer concentration | D
Concentration Risk
Concentration of risk	0.00%	36.00%
Revenue | Customer concentration | E
Concentration Risk
Concentration of risk	0.00%	24.00%
Revenue | Customer concentration | F
Concentration Risk
Concentration of risk	0.00%	12.00%
Accounts Receivable | Customer concentration
Concentration Risk
Number of insurance carriers	1		2
Concentration of risk	85.90%		89.40%